Summary of significant accounting policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

Basis of presentation
The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (the “U.S. GAAP”) and are stated in U.S. dollars. The consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business.

Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The actual results may ultimately differ from these aforementioned estimates and assumptions. The Company’s management believes that the estimates and assumptions used are reasonable and based upon information available at the time they were made.

Principles of consolidation
The consolidated financial statements include the accounts of Bioblast Pharma Ltd. and its Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Financial statements in U.S. dollars
The Company finances its operation primarily in U.S. dollars, and a significant part of the Company’s expenses are denominated and determined in U.S. dollars. The Company’s management believes that the U.S dollar is the currency of the primary economic environment in which it operates and expects to continue to operate in the foreseeable future. Thus, the functional currency of the Company is the U.S. dollar.

The Parent and the Subsidiary’s transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”, of the Financial Accounting Standards Board (the “FASB”). All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

Cash equivalents
All highly liquid investments that are readily convertible to cash, are not restricted to withdrawal or use, and of which included a period to maturity that did not exceed three months at time of deposit, are considered cash equivalents.

Short-term bank deposits
Short-term bank deposits are deposits with maturities of more than three months but less than one year. Short–term bank deposits are presented at their amortized cost, including accrued interest, which approximates fair value. As of December 31, 2016, the Company’s bank deposits were in U.S. dollars and bore interest at a rate of 1.25% per-annum.

Segment information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Company’s Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Concentrations of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and short-term bank deposits. Cash and cash equivalents and short-term bank deposits are invested in major banks in Israel and the United States. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk. The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Fair value of financial instruments
The Company has no financial instruments that are measured at fair value. The carrying amounts of cash and cash equivalents, short-term bank deposits, receivables and prepaid expenses, trade payables and other accounts payable, approximate their fair value due to the short-term maturities of such instruments.

Property and equipment
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%

Computers and software	33
Electronic equipment	15
Office furniture and equipment	6

Leasehold improvements are depreciated over the shorter of the estimated useful life or the lease period.

Long-term assets
Long-term assets include long-term deposits related to motor vehicles under operating leases, presented at their cost and deposits to secure credit line for the Company’s employee’s credit cards. In accordance with FASB Accounting Standards Update (“ASU”) No. 2015-17, long-term assets also include deferred tax assets.

Impairment of long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2017 the Company decided to terminate its current leases and to write down its fixed assets (see Note 4).

Contingent liabilities
In the normal course of business, the Company is subject to proceedings, lawsuits, and other claims and assessments. The Company assesses the likelihood of any adverse judgments or outcomes to these matters as well as potential ranges of probable losses. A determination of the amount of reserves required, if any, for these contingencies is made after careful analysis of each individual issue. The required reserves may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters. The Company records charges for the losses it anticipates incurring in connection with litigation and claims against it when it concludes a loss is probable and the Company can reasonably estimate these losses. During the years ended December 31, 2017, 2016, and 2015, the Company was not subject to any material litigation or claims and assessments.

Warrants
Warrants to purchase Ordinary shares issued in connection with an offering of Ordinary shares are classified as a component of shareholders’ equity because they are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary shares upon exercise. In addition, the Ordinary shares warrants require physical settlement and do not provide any guarantee of value or return. Ordinary shares warrants are initially recorded at their relative fair value and are not subsequently remeasured.

Share-based compensation
The Company applies ASC 718 and ASC 505-50 “Equity Based Payments to Non-Employees” (“ASC 505-50”) with respect to options and warrants issued to non-employee consultants. The Company accounts for all share-based compensation granted to employees and non-employees using a fair value method. Share-based compensation is measured at the grant date fair value of employees’ and directors’ Ordinary share option grants and is recognized over the requisite service period of the awards, usually the vesting period, on the graded vesting attribution method. The expenses are adjusted for actual forfeitures on a quarterly basis. Share-based compensation awards to non-employees are subject to revaluation over their vesting terms.

For modification of share compensation awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

The Company recognizes, as expense, the estimated fair value of all share-based payments to employees which is determined using the Black-Scholes option pricing model using the graded vesting attribution approach over the vesting period of the award. In periods that the Company grants Ordinary share options, fair value assumptions are based on volatility, interest, dividend yield, and expected term over which the Ordinary share options will be outstanding. The computation of expected volatility is based on an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies, which were selected based upon industry similarities. The interest rate for periods within the expected term of the award is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The expected lives of the options were estimated using the simplified method.

Income taxes
The consolidated financial statements reflect provisions for Israeli, U.S. federal and state income taxes. Deferred tax assets and liabilities represent future tax consequences of temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and for loss carryforwards using enacted tax rates expected to be in effect in the years in which the differences reverse. A valuation allowance is recorded when it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized. The tax benefit to be recognized for any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. The Company accounts for interest and penalties related to uncertain tax positions as part of its tax expenses.

Basic and diluted loss per share
The Company computes basic loss per share attributable to Ordinary shareholders by dividing net loss attributable to Ordinary shareholders by the weighted average number of Ordinary share outstanding for the period. The Company computes diluted loss per Ordinary share after giving consideration to all potentially dilutive Ordinary shares, including Ordinary share options and warrants outstanding during the period except where the effect of such non-participating securities would be antidilutive.

Since the Company reported net loss attributable to Ordinary shareholders for the years ended December 31, 2017, 2016 and 2015, basic and diluted net loss per share attributable to Ordinary shareholders are the same as basic net loss per share attributable to Ordinary shareholders for those periods. All Ordinary share warrants and Ordinary share options have been excluded from the computation of diluted weighted-average shares outstanding because such securities would have an antidilutive impact due to net losses reported for the years ended December 31, 2017, 2016 and 2015.

Adoption of new standards
In November 2015, the FASB issued ASU No. 2015-17 related to balance sheet classification of deferred taxes. The new guidance requires that deferred tax assets and liabilities to be classified as noncurrent in a classified statement of financial position.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting. The new guidance will require all implications on income tax caused by awards to be recognized in the income statement when the awards vest or are settled. It will allow an employer to repurchase more of an employee’s shares than it can today for tax withholding purposes without triggering liability accounting. It also will allow an employer to make a policy election to account for forfeitures as they occur. The Company elected to adopt ASU 2016-09 in 2016.

In May 2017, the FASB issued ASU 2017-09, “Compensation – Stock Compensation (Topic 718): Scope of Modification Accounting.” ASU 2017-09 was issued to provide clarity and reduce both (1) diversity in practice and (2) cost and complexity when applying the guidance provided in Topic 718 to a change in the terms or conditions of a share-based payment award. ASU 2017-09 provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting under Topic 718. The amendments provided in ASU 2017-09 are effective for fiscal years, and interim periods within those years, beginning after December 15, 2017. Early adoption is permitted, including its adoption in any interim period. The amendments provided in ASU 2017-09 should be applied prospectively to an award modified on or after the adoption date. The adoption of this ASU will not have a material effect on our consolidated financial statements.